Income Taxes (Schedule Of Deferred Tax Liabilities And Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax liabilities:
Intangibles and fixed assets	$ 2,335,584	$ 2,402,168
Long-term debt	119,887	183,615
Investments in nonconsolidated affiliates	1,121	0
Other investments	5,575	6,759
Other	8,857	6,655
Total deferred tax liabilities	2,471,024	2,599,197
Deferred tax assets:
Accrued expenses	111,884	106,651
Investments in nonconsolidated affiliates	0	1,824
Net operating loss carryforwards	1,445,340	1,287,239
Bad debt reserves	9,346	9,726
Other	34,017	35,527
Total gross deferred tax assets	1,600,587	1,440,967
Less: Valuation allowance	655,658	327,623
Total deferred tax assets	944,929	1,113,344
Net deferred tax liabilities	$ 1,526,095	$ 1,485,853